Equity - Summary of equity surplus explanatory (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Equity Surplus [Line Items]
Regulatory capital	S/ 1,038,017	S/ 1,038,017
Interseguro [Member]
Disclosure of Equity Surplus [Line Items]
Regulatory capital	1,359,414	1,106,609
Solvency equity (solvency margin)	607,841	567,348
Guarantee fund	212,744	198,572
Surplus	S/ 538,829	S/ 340,689